Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan's Investments at Fair Value

The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Money market fund	$1,673,686	$—	$—	$1,673,686
Mutual funds	82,918,520	—	—	82,918,520
Common stock	36,894	—	—	36,894
Self-directed brokerage account	650,033	216,218	—	866,251
	$85,279,133	$216,218	$—	85,495,351
Collective investment trust measured at net asset value (a)				4,247,857
Total Investments at fair value				$89,743,208

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Money market fund	$1,300,554	$—	$—	$1,300,554
Mutual funds	68,042,027	—	—	68,042,027
Self-directed brokerage account	528,817	177,248	—	706,065
	$69,871,398	$177,248	$—	70,048,646
Collective investment trust measured at net asset value (a)				4,932,973
Total Investments at fair value				$74,981,619

(a)
Restrictions - In accordance with FASB ASC Subtopic 820-10, certain investments that are measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.